Supplement Dated May 1, 2020

to the

Prospectus Dated May 1, 2020

and the

Statement of Additional Information Dated May 1, 2020

for the

Farmers® Variable Annuity

issued by

Farmers New World Life Insurance Company

through its

Farmers Annuity Separate Account A

This Supplement updates certain information in your variable annuity insurance policy (the "Policy") Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Principal Variable Contracts Funds, Inc. MidCap Account

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List of subaccounts under this Contract Delete "*" next to PVC MidCap Account.

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Subaccounts Closed to New Investors

Delete "Principal PVC MidCap Account" from list of subaccounts.

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Investment Objectives of the Portfolios

Delete "*" next to Principal PVC MidCap Account (Class 2 Shares).

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Appendix A – Condensed Financial Information No Optional Benefits Elected

Delete footnote "*The subaccount that invests in this portfolio is closed to new investors. Please see "Subaccounts Closed to New Investors" in the prospectus" from the Principal Variable Contracts Funds, Inc.: PVC MidCap Account (Class 2 Shares) table.

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Appendix A – Condensed Financial Information

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)

Delete footnote "*The subaccount that invests in this portfolio is closed to new investors. Please see "Subaccounts Closed to New Investors" in the prospectus" from the Principal Variable Contracts Funds, Inc.: PVC MidCap Account (Class 2 Shares) table.

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Statement of Additional Information – Condensed Financial Information

One Optional Benefit Elected (Either the Guaranteed Minimum Death Benefit OR the Guaranteed Retirement Income Benefit)

Delete footnote "* The subaccount that invests in this portfolio is closed to new investors. Please see "Subaccounts Closed to New Investors" in the prospectus" from the Principal Variable Contracts Funds, Inc. ("PVC"): PVC MidCap Account (Class 2 Shares) table.

Principal Variable Contracts Funds, Inc.
Supplement dated May 1, 2020
to the Statutory Prospectus dated May 1, 2020

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR MIDCAP ACCOUNT

Delete **Purchase and Sale of Account Shares** *from the account summary.*

GENERAL INFORMATION ABOUT AN ACCOUNT

Under **Purchase and Sale of Account Shares**, *delete the MidCap Account section.*

PVC47S-42